Accounts receivable (Tables)	12 Months Ended
Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable

	As at September 30, 2023	As at September 30, 2022
	$	$
Trade (Note 32)	1,152,880	1,106,187
R&D and other tax credits[1]	157,668	163,608
Discount incentives	57,714	47,906
Other	56,855	45,844
	1,425,117	1,363,545
1 R&D and other tax credits were related to government programs mainly in Canada, the United States, and France